Shareholders' Equity - Equity Stocks Information (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	22,000,000
Preferred Stock, Par or Stated Value Per Share	$ 1
Common Stock, Shares Authorized	1,750,000,000
Common Stock, Par or Stated Value Per Share	$ 1
Common Stock Issued, ACS Acquisition	1,238,696,000	1,352,849,000
Stock Compensation Plan [Member]
Class of Stock [Line Items]
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	155,000,000
Convertible Debt [Member]
Class of Stock [Line Items]
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	48,000,000
Series A [Member]
Class of Stock [Line Items]
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	27,000,000
Convertible Debt Securities [Member]
Class of Stock [Line Items]
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	2,000,000